UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22562
Investment Company Act file number:

Babson Capital Global Short Duration High Yield Fund
(Exact name of registrant as specified in charter)

550 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Janice M. Bishop
Secretary and Chief Legal Officer
c/o Babson Capital Management LLC
Independence Wharf
470 Atlantic Avenue
Boston, MA 02210
 (Name and address of agent for service)

(704)805-7200
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2014

	Effective interest rate‡	Due date	Principal	Cost	Fair value

Fixed Income — 132.30%*:
Bank Loans — 22.13%*:
Broadcasting and Entertainment — 0.36%*:
Learfield Communications Inc.	8.75	10/8/2021	1,800,000	$1,819,154	$1,791,000
Total Broadcasting and Entertainment			1,800,000	1,819,154	1,791,000

Cargo Transport — 0.95%*:
Direct ChassisLink Inc.	9.25	11/12/2019	644,325	644,325	650,769
Direct ChassisLink Inc.	8.25	11/30/2021	3,971,428	3,913,748	4,011,143
Total Cargo Transport			4,615,753	4,558,073	4,661,912

Chemicals, Plastics and Rubber — 0.47%*:
Flint Group Holdings+	8.25	9/30/2022	1,175,573	1,173,006	1,150,592
Flint Group Holdings+	8.25	5/2/2022	1,175,573	1,173,006	1,150,592
Total Chemicals, Plastics and Rubber			2,351,146	2,346,012	2,301,184

Diversified/Conglomerate Manufacturing — 0.35%*:
Alliance Laundry Systems LLC	9.50	12/10/2019	1,728,930	1,711,655	1,741,897
Total Diversified/Conglomerate Manufacturing			1,728,930	1,711,655	1,741,897

Diversified/Conglomerate Service — 1.84%*:
Redprarie Corporation	6.00	12/21/2018	2,955,169	2,903,838	2,872,838
Redprarie Corporation	11.25	12/14/2019	5,773,672	5,790,202	5,472,633
Triple Point Technology, Inc.	5.25	7/10/2020	797,361	726,789	721,611
Total Diversified/Conglomerate Service			9,526,202	9,420,829	9,067,082

Electronics — 1.56%*:
Kronos, Inc.	9.75	4/30/2020	7,485,880	7,411,033	7,682,384
Total Electronics			7,485,880	7,411,033	7,682,384

Farming and Agriculture — 1.25%*:
Allflex Holdings, Inc.	8.00	7/17/2021	6,232,322	6,234,999	6,185,580
Total Farming and Agriculture			6,232,322	6,234,999	6,185,580

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2014 (continued)

Finance — 1.60%*:
Confie Seguros Holding	10.25	5/8/2019	2,380,257	$2,354,953	$2,393,657
Cunningham Lindsey Group, Inc.	9.25	6/10/2020	5,504,015	5,521,890	5,497,135
Total Finance			7,884,272	7,876,843	7,890,792

Healthcare, Education and Childcare — 0.69%*:
Sage Products Holdings III, LLC	9.25	6/15/2020	3,325,292	3,275,431	3,391,798
Total Healthcare, Education and Childcare			3,325,292	3,275,431	3,391,798

Mining, Steel, Iron and Non-Precious Metals — 0.92%*:
Boomerang Tube, LLC	11.00	10/11/2017	5,160,880	5,124,403	4,541,574
Total Mining, Steel, Iron and Non-Precious Metals			5,160,880	5,124,403	4,541,574

Oil and Gas — 10.25%*:
Bowie Resource Partners LLC	6.75	8/17/2020	247,271	247,271	246,652
Caelus Energy Alaska	8.75	4/2/2021	15,863,828	15,663,654	15,625,871
Fieldwood Energy LLC	8.38	9/30/2020	3,270,185	3,350,411	3,274,272
Jonah Energy LLC	7.50	5/12/2021	2,451,429	2,463,750	2,420,786
MD America Energy, LLC	9.50	7/2/2019	6,922,738	6,581,967	6,738,109
NFR Energy LLC	8.75	12/31/2018	12,834,465	12,934,267	12,818,422
Templar Energy	8.50	11/25/2020	9,700,000	9,409,119	9,396,875
Total Oil and Gas			51,289,916	50,650,439	50,520,987

Printing and Publishing — 0.07%*:
Wausau Paper Corp.	6.50	7/22/2020	363,998	356,802	357,628
Total Printing and Publishing			363,998	356,802	357,628

Retail Store — 0.59%*:
FleetPride	9.25	5/19/2020	3,000,000	2,944,828	2,927,490
Total Retail Store			3,000,000	2,944,828	2,927,490

Telecommunications — 1.23%*:
Eircom Finance Ltd+	4.59	9/30/2017	5,000,000	6,627,923	6,081,619
Total Telecommunications			5,000,000	6,627,923	6,081,619

Total Bank Loans			109,764,591	110,358,424	109,142,927

Corporate Bonds — 110.17%*:
Aerospace and Defense — 1.18%*:
Intrepid Aviation Group Holdings#^	6.88	2/15/2019	5,825,000	5,825,000	5,839,563
Total Aerospace and Defense			5,825,000	5,825,000	5,839,563

Automobile — 7.22%*:
Accuride Corp#	9.50	8/1/2018	7,700,000	7,621,285	8,027,250
Affinia	7.75	5/1/2021	3,240,000	3,333,322	3,329,100
Allied Specialty Vehicles#^	8.50	11/1/2019	6,000,000	5,965,020	6,255,000
J.B. Poindexter & Co. Inc.#^	9.00	4/1/2022	6,000,000	6,173,346	6,442,500
International Automotive Components Group, S.A.^	9.13	6/1/2018	6,491,000	6,553,613	6,848,005
Meritor Inc.	7.88	3/1/2026	2,010,000	1,992,372	2,905,706
Tupy SA+^	6.63	7/17/2024	1,750,000	1,750,000	1,780,625
Total Automobile			33,191,000	33,388,958	35,588,186

Banking — 0.25%*:
Lock AS+^	7.00	8/15/2021	950,000	1,275,134	1,229,902
Total Banking			950,000	1,275,134	1,229,902

Beverage, Food and Tobacco — 1.58%*:
EWOS+^	6.75	11/1/2020	2,300,000	3,138,594	2,760,360
Findus+^	9.13	7/1/2018	1,850,000	2,420,893	2,488,538
Findus+^	9.50	7/1/2018	1,500,000	2,630,697	2,562,414
Total Beverage, Food and Tobacco			5,650,000	8,190,184	7,811,312

Broadcasting and Entertainment — 1.82%*:
Arqiva Finance+^	9.50	3/31/2020	5,000,000	7,911,926	8,957,607
Total Broadcasting and Entertainment			5,000,000	7,911,926	8,957,607

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2014 (continued)

Buildings and Real Estate — 5.24%*:
Forestar Real Estate Group Inc.^	8.50	6/1/2022	6,591,000	$6,820,023	$6,755,775
Keystone Financing+^	9.50	10/15/2019	2,650,000	4,262,488	4,208,166
Lyon Williams Homes, Inc.#	8.50	11/15/2020	8,000,000	8,049,205	8,640,000
Monier Holdings SCA+^	5.20	10/15/2020	100,000	138,844	127,474
Paroc Group+^	6.25	5/15/2020	1,050,000	1,444,431	1,287,015
Roofing Supply LLC#^	10.00	6/1/2020	4,605,000	5,003,641	4,835,250
Total Buildings and Real Estate			22,996,000	25,718,632	25,853,680

Cargo Transport — 2.74%*:
Kenan Advantage Group, Inc.#^	8.38	12/15/2018	8,000,000	8,000,000	8,350,000
Moto Hospitality Limited+^	10.25	3/15/2017	2,000,000	3,134,694	3,444,922
Quality Distribution Inc.	9.88	11/1/2018	1,632,000	1,726,144	1,713,600
Total Cargo Transport			11,632,000	12,860,838	13,508,522

Chemicals, Plastics and Rubber — 5.55%*:
Associated Asphalt Partners LLC^	8.50	2/15/2018	2,069,000	2,069,000	2,151,760
Ciech Group Finance+^	9.50	11/30/2019	1,200,000	1,538,876	1,689,970
Cornerstone Chemical Co.#^	9.38	3/15/2018	7,975,000	8,171,998	8,373,750
LSB Industries, Inc.	7.75	8/1/2019	3,000,000	3,000,000	3,180,000
Omnova Solutions, Inc.	7.88	11/1/2018	1,630,000	1,660,917	1,658,525
Pinnacle Operating Corp.#^	9.00	11/15/2020	2,635,000	2,642,462	2,812,862
TPC Group, Inc.#^	8.75	12/15/2020	7,065,000	7,140,299	7,506,562
Total Chemicals, Plastics and Rubber			25,574,000	26,223,552	27,373,429

Containers, Packaging and Glass — 2.19%*:
Innovia Group Finance+^	5.08	3/31/2020	750,000	1,021,099	937,820
Multi Packaging Solutions, Inc.^	8.50	8/15/2021	6,105,000	6,140,690	6,318,675
Paperworks Industries, Inc.^	9.50	8/15/2019	3,500,000	3,581,300	3,561,250
Total Containers, Packaging and Glass			10,355,000	10,743,089	10,817,745

Diversified/Conglomerate Manufacturing — 3.34%*:
Appvion Inc.#^	9.00	6/1/2020	13,200,000	13,458,431	10,906,500
Carlisle Transportation Products^	8.25	12/15/2019	1,950,000	1,950,000	2,081,625
Heat Exchangers+^	5.38	6/15/2021	300,000	408,886	370,581
StoneMor Partners L.P.^	7.88	6/1/2021	3,000,000	2,943,191	3,090,000
Total Diversified/Conglomerate Manufacturing			18,450,000	18,760,508	16,448,706

Diversified/Conglomerate Service — 1.59%*:
Bravida+^	6.25	6/15/2019	4,500,000	685,636	639,454
Carlson Travel Holdings Inc.^	7.50	8/15/2019	2,690,000	2,733,397	2,716,900
Verisure Holdings+^	6.66	9/1/2018	3,500,000	4,475,420	4,464,906
Total Diversified/Conglomerate Service			10,690,000	7,894,453	7,821,260

Diversified Natural Resources, Precious Metals and Minerals — 0.93%*:
Lecta S.A.+^	8.88	5/15/2019	1,090,000	1,424,482	1,411,839
Lecta S.A.+^	5.70	5/15/2018	2,600,000	3,272,231	3,177,220
Total Diversified Natural Resources, Precious Metals and Minerals			3,690,000	4,696,713	4,589,059

Electronics — 1.76%*:
International Wire Group, Inc.#^	8.50	10/15/2017	8,086,000	8,211,379	8,672,235
Total Electronics			8,086,000	8,211,379	8,672,235

Farming and Agriculture — 0.93%*:
Chiquita Brands International Inc.	7.88	2/1/2021	4,247,000	4,216,167	4,586,760
Total Farming and Agriculture			4,247,000	4,216,167	4,586,760

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2014 (continued)

Finance — 6.39%*:
Cabot Financial+^	6.50	4/1/2021	300,000	$494,821	$466,402
Cabot Financial+^	10.38	10/1/2019	3,750,000	6,281,040	6,593,459
First Data Corp.#	11.25	1/15/2021	3,896,000	3,888,500	4,436,570
Galaxy Finco Ltd.+^	6.38	11/15/2020	650,000	1,053,229	1,029,505
Galaxy Finco Ltd.+^	7.88	11/15/2021	3,900,000	6,352,094	6,219,705
Lowell Group Financing PLC+^	10.75	4/1/2019	2,000,000	3,375,535	3,521,926
Lowell Group Financing PLC+^	5.88	4/1/2019	650,000	1,083,586	1,022,129
Marlin Financial+^	10.50	8/1/2020	1,350,000	2,055,045	2,445,692
Sophia Holding Finance LP^	9.63	12/1/2018	1,375,000	1,361,250	1,388,750
TMF Group Holding+^	5.69	12/1/2018	1,400,000	1,802,552	1,774,928
TMF Group Holding+^	9.88	12/1/2019	2,000,000	2,682,729	2,627,663
Total Finance			21,271,000	30,430,381	31,526,729

Grocery — 0.23%*:
Premier Foods Finance+^	6.50	3/15/2021	800,000	1,328,680	1,145,822
Total Grocery			800,000	1,328,680	1,145,822

Healthcare, Education and Childcare — 8.28%*:
Crown Newco PLC+^	8.88	2/15/2019	6,600,000	10,917,034	11,181,000
Elli Finance+^	8.75	6/15/2019	5,000,000	8,726,460	8,547,459
HomeVi SAS+^	6.88	8/15/2021	1,450,000	1,941,618	1,886,375
Prospect Medical Holdings Inc.#^	8.38	5/1/2019	5,000,000	5,076,193	5,368,750
Tenet Healthcare Corporation	8.13	4/1/2022	3,700,000	3,700,000	4,060,750
Unilabs+^	7.45	7/15/2018	2,600,000	3,586,139	3,234,689
Unilabs+^	8.50	7/15/2018	2,450,000	3,208,158	3,068,186
Valeant+^	7.50	7/15/2021	3,260,000	3,260,000	3,488,200
Total Healthcare, Education and Childcare			30,060,000	40,415,602	40,835,409

Hotels, Motels, Inns and Gaming — 0.70%*:
Gala Group Finance+	8.88	9/1/2018	2,025,000	3,264,942	3,430,534
Total Hotels, Motels, Inns and Gaming			2,025,000	3,264,942	3,430,534

Insurance — 1.83%*:
Hastings Insurance Group+^	8.00	10/21/2020	3,550,000	5,724,529	6,014,944
Onex York Acquisition Corp.^	8.50	10/1/2022	2,546,000	2,546,000	2,530,087
Towergate Finance PLC+^	8.50	2/15/2018	300,000	468,172	462,025
Total Insurance			6,396,000	8,738,701	9,007,056

Leisure, Amusement, Motion Pictures and Entertainment — 2.05%*:
Palace Entertainment Holdings^	8.88	4/15/2017	4,324,000	4,448,342	4,475,340
Travelex+^	8.00	8/1/2018	2,800,000	4,352,545	4,743,636
Vue Cinimas+^	7.88	7/15/2020	550,000	835,727	895,862
Total Leisure, Amusement, Motion Pictures and Entertainment			7,674,000	9,636,614	10,114,838

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 3.81%*:
Cleaver-Brooks, Inc.^	8.75	12/15/2019	4,740,000	4,854,410	5,131,050
KM Germany Holding+^	8.75	12/15/2020	1,450,000	1,876,585	2,000,840
Milacron LLC#^	8.38	5/15/2019	4,640,000	4,739,500	4,988,000
Xerium Technologies#	8.88	6/15/2018	6,324,000	6,365,254	6,671,820
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			17,154,000	17,835,749	18,791,710

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2014 (continued)

Mining, Steel, Iron and Non-Precious Metals — 3.55%*:
Barminco Finance Pty Ltd.+^	9.00	6/1/2018	6,000,000	$5,945,653	$5,190,000
First Quantum Minerals Ltd.+^	7.25	5/15/2022	1,300,000	1,300,000	1,329,250
Hecla Mining Company#	6.88	5/1/2021	4,388,000	4,356,250	4,124,720
Murray Energy Corp^	8.63	6/15/2021	1,050,000	1,099,625	1,086,750
Murray Energy Corp^	9.50	12/5/2020	2,492,000	2,738,341	2,741,200
Westmoreland Escrow Corp.	10.75	2/1/2018	2,870,000	3,040,272	3,013,500
Total Mining, Steel, Iron and Non-Precious Metals			18,100,000	18,480,141	17,485,420

Oil and Gas — 29.12%*:
American Energy - Woodford, LLC^	9.00	9/15/2022	4,350,000	4,172,323	4,034,625
Calumet Specialty Products	7.63	1/15/2022	1,135,000	1,117,907	1,152,025
Calumet Specialty Products^	6.50	4/15/2021	6,000,000	6,000,000	5,700,000
CHC Helicopter+	9.25	10/15/2020	2,358,000	2,404,069	2,511,270
CHC Helicopter#	9.38	6/1/2021	5,000,000	5,095,615	5,275,000
Era Group Inc.#	7.75	12/15/2022	6,019,000	5,985,993	6,319,950
Ferrellgas Partners LP#	8.63	6/15/2020	7,135,000	7,015,444	7,420,400
Halcon Resources Corporation	9.75	7/15/2020	4,300,000	4,433,463	4,375,250
Halcon Resources Corporation	8.88	5/15/2021	2,316,000	2,338,002	2,281,260
Headwaters, Inc.	7.63	4/1/2019	3,000,000	3,101,567	3,127,500
Hercules Offshore, Inc.#^	10.25	4/1/2019	6,865,000	7,149,525	6,538,913
Jupiter Resources Inc.+^	8.50	10/1/2022	14,325,000	13,657,080	12,713,438
Kosmos Energy Ltd.+^	7.88	8/1/2021	1,222,000	1,245,360	1,234,220
Linn Energy, LLC#	8.63	4/15/2020	7,873,000	8,070,436	8,138,714
Midstates Petroleum Company Inc.#	10.75	10/1/2020	8,800,000	9,294,603	9,130,000
Midstates Petroleum Company Inc.#	9.25	6/1/2021	8,065,000	8,108,602	7,944,025
Millennium Offshore+^	9.50	2/15/2018	6,000,000	6,000,000	6,360,000
Niska Gas Storage+^	6.50	4/1/2019	7,850,000	7,747,533	6,868,750
Pbf Holding Company LLC#	8.25	2/15/2020	6,000,000	6,238,091	6,285,000
Penn Virginia Corp	8.50	5/1/2020	4,000,000	4,000,000	4,200,000
Resolute Energy Corp.#	8.50	5/1/2020	7,285,000	7,418,965	7,303,212
RKI Exploration and Production, LLC#^	8.50	8/1/2021	5,405,000	5,440,644	5,580,662
Shelf Drilling Holdings Ltd+#^	8.63	11/1/2018	6,000,000	6,062,752	6,300,000
Topaz Marine SA+^	8.63	11/1/2018	6,877,000	6,919,497	7,119,070
Welltec+^	8.00	2/1/2019	5,500,000	5,686,595	5,692,500
Total Oil and Gas			143,680,000	144,704,066	143,605,784

Personal, Food and Miscellaneous — 3.49%*:
Brake Brothers Acquisition PLC+^	7.13	12/15/2018	5,000,000	8,312,417	7,781,470
Cerved Holding Spa+^	8.00	1/15/2021	2,700,000	3,611,473	3,734,228
Pizza Express+^	6.63	8/1/2021	1,350,000	2,293,227	2,129,448
Teamsystem S.P.A.+^	7.38	5/15/2020	2,680,000	3,548,696	3,537,317
Total Personal, Food and Miscellaneous			11,730,000	17,765,813	17,182,463

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2014 (continued)

Printing and Publishing — 0.85%*:
R.R. Donnelley & Sons Company	7.88	3/15/2021	2,570,000	$2,557,150	$2,820,575
Zebra Technologies Corp.^	7.25	10/15/2022	1,359,000	1,359,000	1,359,000
Total Printing and Publishing			3,929,000	3,916,150	4,179,575

Retail Store — 7.52%*:
Boing Group Finance+^	6.63	7/15/2019	3,050,000	4,169,309	3,563,399
Brighthouse Group PLC+^	7.88	5/15/2018	2,000,000	3,114,028	3,210,505
GRD Holding Corp.^	10.75	6/1/2019	3,150,000	3,215,236	3,472,875
HD Supply, Inc.#	11.50	7/15/2020	5,000,000	5,252,518	5,762,500
House Fraser PLC+^	8.88	8/15/2018	4,000,000	6,489,301	6,873,632
HSS Financing PLC+^	6.75	8/1/2019	450,000	744,885	749,574
New Look Retail Group Limited+^	8.75	5/14/2018	5,000,000	7,714,669	8,450,190
Pantry, Inc	8.38	8/1/2020	875,000	904,127	914,375
Takko Fashion+^	9.88	4/15/2019	3,800,000	4,986,152	4,103,672
Total Retail Store			27,325,000	36,590,225	37,100,722

Telecommunications — 4.60%*:
Altice S.A.+^	7.75	5/15/2022	3,240,000	3,240,000	3,345,300
Digicel Group Ltd+^	7.13	4/1/2022	2,000,000	2,000,000	1,996,000
Eircom Finance Ltd+^	9.25	5/15/2020	1,450,000	2,147,227	1,982,526
Manutencoop Facility Management+^	8.50	8/1/2020	2,840,000	3,851,251	3,524,308
Norcell Sweden+^	9.25	9/29/2018	19,500,000	3,190,050	2,891,761
Numericable Group+^	5.38	5/15/2022	700,000	967,158	913,599
Numericable Group+	5.63	5/15/2024	950,000	1,312,572	1,237,605
Numericable Group+^	6.00	5/15/2022	1,280,000	1,280,000	1,289,600
Numericable Group+^	6.25	5/15/2024	690,000	690,000	688,275
Sprint Nextel Corporation^	7.25	9/15/2021	2,650,000	2,650,000	2,759,312
UPC Broadband+^	6.75	3/15/2023	430,000	454,017	492,066
Wind Acquisition+^	7.00	4/23/2021	1,200,000	1,655,698	1,561,896
Total Telecommunications			36,930,000	23,437,973	22,682,248

Textiles & Leather — 1.43%*:
Perry Ellis International Inc#	7.88	4/1/2019	7,000,000	7,224,167	7,070,000
Total Textiles & Leather			7,000,000	7,224,167	7,070,000

Total Corporate Bonds			500,410,000	539,685,737	543,256,276

Total Fixed Income			610,174,591	650,044,161	652,399,203

Other assets and liabilities — (32.30)%					(159,266,991)
Net Assets — 100%					$493,132,212

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2014 (continued)

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.
#	All or a portion of the security is segregated as collateral for the credit facility. See Note 8 to the financial statements for further disclosure.
Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

United States	62.4%
United Kingdom	17.3%
Canada	3.9%
Sweden	2.2%
United Arab Emirates	1.9%
Italy	1.9%
France	1.4%
Germany	1.4%
Ireland	1.2%
Azerbaijan	1.1%
(Individually less than 1%)	5.2%
100.0%

^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2014. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

FORWARD FOREIGN EXCHANGE CONTRACTS at September 30, 2014 (Unaudited)

Counterparty	Currency	Contract Type	Delivery Date	Value	Aggregate Face Value	Unrealized Appreciation / (Depreciation)
J.P. Morgan
Swedish krona		Buy	10/15/2014	$9,957	$9,839	$(118)
Swedish krona		Sell	10/15/2014	(3,754,843)	(3,702,576)	52,267
Swiss francs		Buy	10/15/2014	36,392	35,618	(774)
British pounds		Buy	10/15/2014	22,737	22,693	(44)
British pounds		Sell	10/15/2014	(106,095,614)	(106,687,946)	(592,332)
Euros		Sell	10/15/2014	(74,382,489)	(72,722,194)	1,660,295
U.S. Dollars		Buy	10/15/2014	184,232,946	184,232,946	-
U.S. Dollars		Sell	10/15/2014	(69,086)	(69,086)	-
				-	1,119,294	1,119,294

Morgan Stanley
Swedish krona		Buy	10/15/2014	$17,279	$17,045	$(234)
British pounds		Buy	10/15/2014	208,930	207,479	(1,451)
Euros		Buy	10/15/2014	5,236,087	5,234,447	(1,640)
Euros		Sell	10/2/2014	(5,199,379)	(5,198,640)	739
Swiss francs		Buy	10/15/2014	695,342	694,231	(1,111)
Swiss francs		Sell	10/2/2014	(658,908)	(658,549)	359
Swiss francs		Sell	10/15/2014	(1,258,586)	(1,231,700)	26,886
U.S. Dollars		Buy	10/2/2014	5,858,287	5,858,287	-
U.S. Dollars		Buy	10/15/2014	1,258,586	1,258,586	-
U.S. Dollars		Sell	10/15/2014	(6,157,638)	(6,157,638)	-
				-	23,548	23,548

				-	1,142,842	1,142,842

Tax Basis

The cost basis of investments for federal income tax purposes at September 30, 2014 for Babson Capital Global Short Duration High Yield Fund (the “Fund”) was as follows*:

Cost of investments	$650,040,647
Gross unrealized appreciation	18,208,571
Gross unrealized depreciation	(15,850,015)
Net unrealized appreciation	$2,358,556

*The above table only reflects tax adjustments through December 31, 2013.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments

Description	Level 1	Level 2	Level 3	Total Investments
Assets: Fixed Income:
Bank Loans	$-	$104,481,015	$4,661,912	$109,142,927
Bonds	-	543,256,273	-	543,256,273
Total Fixed Income	-	647,737,288	4,661,912	652,399,200
Derivative Securities:
Foreign Exchange Contracts	-	1,142,8422	-	1,142,842
Total Derivative Securities	-	1,142,8422	-	1,142,842

Total Investments	$-	$648,880,130	$4,661,912	$653,542,042

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2014.

Type of Assets	Fair value as of September 30, 2014	Valuation Techniques(s)	Unobservable Input	Range (Weighted Average)

Bank Loan
Direct ChassisLink, Inc.	$4,011,143	Market Comparables	Forward EBITA Multiple	5.25x – 8.25x (6.75x)
Direct ChassisLink, Inc.	$650,769	Market Comparables	Forward EBITA Multiple	5.25x – 8.25x (6.75x)

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period from January 1, 2014 through September 30, 2014. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	Balance as of December 31, 2013	Purchases	Sales	Accretion of Discount	Net Realized Gain (Loss)	Change in Unrealized Appreciation / Depreciation	Balance as of September 30, 2014	Change in Unrealized Appreciation / Depreciation from Investments Held as of September 30, 2014
Fixed Income
Bank Loan	$4,000,000	$645,940	$(30,186)	$1,481	$418	$44,259	$4,661,912	$44,259

Derivative Instruments

The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund transacted in and currently holds forward foreign exchange contracts to hedge against changes in the value of foreign currencies.  The Fund entered into forward foreign exchange contracts obligating the Fund to deliver or receive a currency at a specified future date.  Forward foreign exchange contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Fund is also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.  The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund recognized a liability on the Statement of Assets and Liabilities as a result of forward foreign exchange contracts with Morgan Stanley and J.P. Morgan.  The Fund’s policy is to recognize an asset equal to the net value of all forward foreign exchange contracts with an unrealized gain and a liability equal to the net value of all forward foreign exchange contracts with an unrealized loss.  The Fund has recognized an asset of $1,142,842 in net unrealized appreciation on forward foreign exchange contracts.

During the period from January 1, 2014 through September 30, 2014, the Fund’s direct investment in derivatives consisted of forward foreign exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Fund as of September 30, 2014.  These derivatives are presented in the Schedule of Investments.

  Fair values of derivative instruments as of September 30, 2014:

Derivatives	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts:
Forward Foreign
Exchange Contracts	Receivables	$1,142,842
Total		1,142,842

The effect of derivative instruments on the Statement of Operations for the period from January 1, 2014 through September 30, 2014:

Amount of Realized Gain/(Loss) on Derivatives

Derivatives	Forward Foreign Exchange Contracts
Forward Foreign Exchange Contracts	$4,318,258
Total	$4,318,258

Change in Unrealized Appreciation/(Depreciation) on Derivatives

Derivatives	Forward Currency Exchange Contracts
Forward Foreign Exchange Contracts	$4,317,919
Total	$4,317,919

Offsetting of Financial and Derivative Assets and Liabilities

Forward Foreign Exchange Contracts
Assets:
Forward foreign exchange contracts*	$187,598,908
Liabilities:
Forward foreign exchange contracts *	186,456,066
Total Financial and Derivative Net Liabilities	$1,142,842
* Covered by master netting agreements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Babson Capital Global Short Duration High Yield Fund

By (Signature and Title)  /s/ Russell D. Morrison
                                                  Russell D. Morrison, President

Date    November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Russell D. Morrison
                                                  Russell D. Morrison, President

Date    November 25, 2014

By (Signature and Title)  /s/ Patrick Hoefling
                                                  Patrick Hoefling, Chief Financial Officer

Date    November 25, 2014